Intangible Assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Jul. 30, 2017	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 1,629,100	SFr 1,482,520	SFr 1,663,763
Amortization expense
Impairment loss
At cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,629,100	1,482,520			SFr 1,482,520
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,482,520	1,482,520
Licenses [Member] | At cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,482,520	1,482,520			1,482,520
Licenses [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets
Licenses [Member] | Accumulated impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets
IP and Data Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	146,580
IP and Data Rights [Member] | At cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	146,580
IP and Data Rights [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets
IP and Data Rights [Member] | Accumulated impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets
Intellectual property rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets				SFr 146,580